Debt - Debt Maturities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Maturities of Debt [Line Items]
2014	$ 0
2015	613
2016	0
2017	0
2018	0
Thereafter	258,500
Long-term Debt	259,113
6.75% Notes | Senior Notes
Maturities of Debt [Line Items]
2014	0
2015	0
2016	0
2017	0
2018	0
Thereafter	250,000
Long-term Debt	250,000
Notes Payable, VelaPoint Note Number One | Promissory Notes
Maturities of Debt [Line Items]
2014	0
2015	613
2016	0
2017	0
2018	0
Thereafter	0
Long-term Debt	613
Libor Plus Three Point Nine Five Percent Notes | Senior Notes
Maturities of Debt [Line Items]
2014	0
2015	0
2016	0
2017	0
2018	0
Thereafter	3,500
Long-term Debt	3,500
Libor Plus Four Point Zero Five Percent Notes | Surplus Notes
Maturities of Debt [Line Items]
2014	0
2015	0
2016	0
2017	0
2018	0
Thereafter	5,000
Long-term Debt	$ 5,000